Net Loss Per Share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase or forfeiture as they are not deemed to be issued for accounting purposes. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including stock options, RSUs and warrants, to the extent they are dilutive.
The computation of basic and diluted net loss per share of common stock attributable to common stockholders was as follows (in thousands, except for per share data):

	Three Months Ended March 31,
	2023	2022
Numerator:
Net loss	$(243,977)	$(50,078)
Effect of dilutive securities:
Interest expense to be recognized upon conversion of Convertible Notes (1)	—	(55,185)
Numerator for diluted EPS - Net loss after the effect of dilutive securities	$(243,977)	$(105,263)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic	226,410	222,276
Convertible Notes (1)	—	24,855
Diluted weighted average shares	226,410	247,131
Net loss per share of common stock:
Basic	$(1.08)	$(0.23)
Diluted	$(1.08)	$(0.43)
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(1)Adjustment is under the “if-converted” method. Adjustments for the three months ended March 31, 2022 include write-off of $62.3 million unamortized debt discount of the Convertible Notes as of December 31, 2021, offset by the $7.1 million interest expense recorded in net loss of three months ended March 31, 2022.
The Company applies the treasury stock method when calculating the diluted net income (loss) per share of common stock and “if-converted” method for Convertible Notes when applicable.
Prior to the amendment to the Convertible Notes Facility, the outstanding Convertible Notes including accrued interest would have been automatically converted to common stock at $6.5712 per share pursuant to the mandatory conversion provisions, if and when the VWAP exceeds $9.86 over 20 consecutive days subsequent to January 13 ,2022. As of March 31, 2023, the conditions for the convertible features under the Convertible Notes Facility were not satisfied. See Note 4, Debt, for additional information on the conversion provisions of the Convertible Notes.
Since the Company was in a loss position after the effect of diluted securities, no adjustment is required to the weighted-average shares used in computing the diluted net loss per share as the inclusion of the remaining potential common stock shares outstanding would have been anti-dilutive. The potentially dilutive securities were as follows (in thousands):

March 31, 2023
Stock options and RSUs to purchase common stock	27,765
Warrants to purchase common stock	1
Convertible notes (2)	35,535
Total	63,301
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(2)Calculated based on the Convertible Notes balance inclusive PIK interest as of March 31, 2023 and the optional conversion prices as described in Note 4, Debt.
Net Loss Per Share
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase or forfeiture as they are not deemed to be issued for accounting purposes. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including stock options, RSU, and warrants, to the extent they are dilutive.
The computation of basic and diluted net loss per share of common stock attributable to common stockholders was as follows (in thousands, except for per share data):

	Year Ended December 31,
	2022	2021	2020
Numerator:
Net loss	$(237,950)	$(250,006)	$(127,007)
Effect of dilutive securities:
Interest expense to be recognized upon conversion of Convertible Notes (1)	(32,330)	—	—
Numerator for diluted EPS - Net loss after the effect of dilutive securities	(270,280)	(250,006)	(127,007)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic	224,301	120,886	4,385
Convertible Notes (1)	24,855	—	—
Diluted weighted average shares	249,156	120,886	4,385
Net loss per share of common stock:
Basic	$(1.06)	$(2.07)	$(28.96)
Diluted	$(1.08)	$(2.07)	$(28.96)
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(1)Adjustment is under the “if-converted” method. Adjustment for the year ended December 31, 2022 includes write-off of $62.3 million unamortized debt discount of the Convertible Notes as of December 31, 2021, offset by the $30.0 million interest expense recorded in net loss for the year ended December 31, 2022.
The outstanding Convertible Notes including accrued interest will be automatically converted to common stock at $6.5712 per share pursuant to the mandatory conversion provisions, if and when the VWAP exceeds $9.86 over 20 consecutive days subsequent to January 13, 2022.
Since the Company was in a loss position after the effect of diluted securities, no adjustment is required to the weighted-average shares used in computing the diluted net loss per share as the inclusion of the remaining potential common stock shares outstanding would have been anti-dilutive. The potentially dilutive securities were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Convertible preferred stock(1)	—	—	115,576
Warrants to purchase convertible preferred stock	—	—	508
Stock options and RSUs to purchase common stock	23,337	22,773	23,526
Warrants to purchase common stock	1	1	4,596
	23,338	22,774	144,206
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(1)Represents the shares of common stock that the convertible preferred stock is convertible into.